Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Detroit Street Trust
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000165025
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small/Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small/Mid Cap Growth Alpha ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Small/Mid Cap Growth Alpha ETF returned 31.54%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the Russell 2500TM Growth Index, returned 34.21%. Its additional benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 31.96%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the financials sector contributed to returns relative to the Russell 2500 Growth Index. Relative performance also benefited from a position in AppLovin, the developer of an artificial intelligence-assisted mobile marketing platform that helps small- and medium-sized businesses grow their markets. HEICO, another contributor, specializes in aftermarket aerospace components, a business that has provided steady, recurring revenue streams.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the health care sector detracted relative to the Russell 2500 Growth Index. Bruker Biosciences, a maker of scientific instruments and diagnostic solutions, issued lackluster guidance during the period. Diagnostics equipment maker QuidelOrtho also detracted, as a decline in demand for COVID-related diagnostic products pressured its earnings growth.

Line Graph [Table Text Block]
	Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV $30,021	Russell 3000® Index - $33,570	Russell 2500™ Growth Index - $27,185	Janus Henderson Small/Mid Cap Growth Alpha Index - $30,958
Feb 16	10,000	10,000	10,000	10,000
Oct 16	11,660	11,322	11,445	11,706
Oct 17	14,941	14,036	14,887	15,058
Oct 18	16,640	14,962	15,708	16,835
Oct 19	18,071	16,981	17,557	18,354
Oct 20	21,507	18,704	21,368	21,924
Oct 21	27,917	26,915	29,301	28,540
Oct 22	21,888	22,469	21,278	22,435
Oct 23	22,822	24,352	20,256	23,461
Oct 24	30,021	33,570	27,185	30,958

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV	31.54%	10.69%	13.49%
Russell 3000® Index	37.86%	14.60%	14.96%
Russell 2500™ Growth Index	34.21%	9.13%	12.20%
Janus Henderson Small/Mid Cap Growth Alpha Index	31.96%	11.02%	13.89%

Performance Inception Date	Feb. 23, 2016
AssetsNet	$ 383,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,000,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$383
Number of portfolio holdings	261
Total investment advisory fee paid (Millions)	$1
Portfolio turnover rate	102%

Holdings [Text Block]
AppLovin Corp.	5.5%
Incyte Corp.	3.0%
HEICO Corp.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Bentley Systems, Inc.	2.2%
Common Stocks	100.0%
Investments Purchased with Cash Collateral from Securities Lending	0.7%
Investment Companies	0.0%
Others	(0.7)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000165024
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Growth Alpha ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Small Cap Growth Alpha ETF returned 34.38%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the Russell 2000TM Growth Index, returned 36.49%. Its additional benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned 34.75%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in industrials and financials contributed to returns relative to the Russell 2000 Growth Index. Specifically Core & Main, a distributor of water control products, benefited from higher infrastructure spending and stabilizing input prices. Doximity also contributed amid increased usage of its cloud-based platform that medical professionals use to coordinate patient care.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and health care sectors detracted relative to the Russell 2000 Growth Index. On an individual holdings basis, fertility benefits manager Progyny detracted. The stock fell after the company reported weaker-than-expected third-quarter earnings and guidance. Revenue uncertainty also pressured shares of DoubleVerify, provider of a software platform that evaluates the effectiveness of digital advertising.

Line Graph [Table Text Block]
	Janus Henderson Small Cap Growth Alpha ETF - NAV $27,012	Russell 3000® Index - $33,570	Russell 2000® Growth Index - $24,733	Janus Henderson Small Cap Growth Alpha Index - $27,717
Feb 16	10,000	10,000	10,000	10,000
Oct 16	11,354	11,322	11,640	11,397
Oct 17	14,626	14,036	15,248	14,717
Oct 18	16,164	14,962	15,878	16,253
Oct 19	17,689	16,981	16,894	17,892
Oct 20	19,775	18,704	19,153	20,077
Oct 21	27,743	26,915	26,517	28,227
Oct 22	19,667	22,469	19,617	20,065
Oct 23	20,102	24,352	18,121	20,569
Oct 24	27,012	33,570	24,733	27,717

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small Cap Growth Alpha ETF - NAV	34.38%	8.84%	12.12%
Russell 3000® Index	37.86%	14.60%	14.96%
Russell 2000® Growth Index	36.49%	7.92%	10.99%
Janus Henderson Small Cap Growth Alpha Index	34.75%	9.14%	12.45%

Performance Inception Date	Feb. 23, 2016
AssetsNet	$ 235,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 600,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$235
Number of portfolio holdings	209
Total investment advisory fee paid (Millions)	$0.6
Portfolio turnover rate	91%

Holdings [Text Block]
Corcept Therapeutics, Inc.	3.9%
Doximity, Inc.	3.5%
Leonardo DRS, Inc.	3.1%
CorVel Corp.	2.9%
Herc Holdings, Inc.	2.3%
Common Stocks	100.0%
Investments Purchased with Cash Collateral from Securities Lending	1.2%
Investment Companies	0.0%
Others	(1.2)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000173876
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Income ETF
Class Name	ETF
Trading Symbol	VNLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Income ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Short Duration Income ETF returned 7.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.59%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund seeks to generate consistent returns by focusing on higher-quality, shorter-dated credits that tend to offer attractive income generation – or carry – as they near maturity. The period’s gains relative to the FTSE 3-Month U.S. Treasury Bill Index were driven by the falling rates environment and the carry generated by the Fund’s core of corporate bonds.

TOP DETRACTORS FROM PERFORMANCE

The Fund utilizes derivatives in an attempt to dampen the risk posed by interest rate volatility. Given the decline in rates along the front of the yield curve, this positioning modestly detracted from returns relative to the FTSE 3-Month U.S. Treasury Bill Index during the period.

Line Graph [Table Text Block]
	Janus Henderson Short Duration Income ETF - NAV $12,411	Bloomberg U.S. Aggregate Bond Index - $11,090	FTSE 3-Month U.S. Treasury Bill Index - $11,818
Nov 16	10,000	10,000	10,000
Oct 17	10,187	10,271	10,069
Oct 18	10,376	10,061	10,237
Oct 19	10,786	11,218	10,477
Oct 20	11,109	11,913	10,567
Oct 21	11,126	11,856	10,573
Oct 22	10,995	9,996	10,666
Oct 23	11,571	10,032	11,192
Oct 24	12,411	11,090	11,818

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (11/16/16)
Janus Henderson Short Duration Income ETF - NAV	7.26%	2.85%	2.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.31%
FTSE 3-Month U.S. Treasury Bill Index	5.59%	2.44%	2.12%

Performance Inception Date	Nov. 16, 2016
AssetsNet	$ 2,264,000,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 5,200,000
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$2,264
Number of portfolio holdingsFootnote Reference*	235
Total investment advisory fee paid (Millions)	$5.2
Portfolio turnover rate	68%
Weighted average maturity	1.86 Years
Effective duration	1.08 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	74.0%
Commercial Paper	14.0%
Asset-Backed Securities	8.6%
Mortgage-Backed Securities	6.5%
Foreign Government Bonds	1.9%
Investment Companies	0.1%
Others	(5.1)%
Aaa	7.36%
AA+	0.40%
AA	1.28%
AA-	2.22%
A+	7.10%
A	3.11%
A-	15.35%
BBB+	16.94%
BBB	25.37%
BBB-	11.93%
Other	8.94%

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective July 19, 2024, the Fund changed its investment strategy. Performance prior to July 19, 2024, reflects the Fund’s former strategy, and its performance may differed if the Fund’s current strategy had been in place.

Updated Prospectus Phone Number	1-800-668-0434
C000204446
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mortgage-Backed Securities ETF
Class Name	ETF
Trading Symbol	JMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mortgage-Backed Securities ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Mortgage-Backed Securities ETF returned 12.23%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the Bloomberg U.S. MBS Index, returned 11.44%.

TOP CONTRIBUTORS TO PERFORMANCE

Mortgage-backed securities (MBS) benefited from a rally in yields and a re-steepening of the yield curve. MBS spreads also tightened on the back of falling inflation, healthy economic data, and positive investor sentiment due to a dovish Federal Reserve. Overall yield curve exposure contributed to returns relative to the Bloomberg U.S. MBS Index as we were positioned for falling yields and the dis-inversion of the curve. An allocation to non-agency mortgages with strong fundamentals also contributed as the sector outperformed agency MBS. The Fund employed derivatives – futures, swaps, and TBA sales commitments – to manage and hedge portfolio risk, including interest rate risk, and to manage duration. Overall, the use of derivatives contributed to relative returns.

TOP DETRACTORS FROM PERFORMANCE

Security selection within agency MBS detracted from returns relative to the Bloomberg U.S. MBS Index. We continued to focus on borrower stories within specified mortgage pools, as we aim to acquire mortgages offering attractive yields without elevated levels of prepayment risk.

Line Graph [Table Text Block]
	Janus Henderson Mortgage-Backed Securities ETF - NAV $10,934	Bloomberg U.S. Aggregate Bond Index - $10,915	Bloomberg U.S. Mortgage Backed Securities (MBS) Index - $10,476
Sep 18	10,000	10,000	10,000
Oct 18	9,906	9,902	9,917
Oct 19	10,802	11,041	10,796
Oct 20	11,412	11,724	11,222
Oct 21	11,512	11,668	11,157
Oct 22	9,798	9,838	9,479
Oct 23	9,742	9,874	9,401
Oct 24	10,934	10,915	10,476

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (9/12/18)
Janus Henderson Mortgage-Backed Securities ETF - NAV	12.23%	0.24%	1.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	-0.60%	0.76%

Performance Inception Date	Sep. 12, 2018
AssetsNet	$ 4,699,000,000
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 8,500,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$4,699
Number of portfolio holdingsFootnote Reference*	606
Total investment advisory fee paid (Millions)	$8.5
Portfolio turnover rate	57%
Weighted average maturity	7.83 Years
Effective duration	6.69 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	152.9%
Asset-Backed Securities	10.7%
Investment Companies	4.3%
Corporate Bond	0.2%
Others	(68.1)%
AAA	2.44%
Aa	105.59%
A	3.06%
Baa	2.23%
Ba	1.52%
B	0.22%
Caa	0.07%
Other	(15.13)%

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2024, the Fund's contractual limit on total fund operating expense changed from 0.28% to 0.23%. The cap excludes distribution fees, brokerage expenses and commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Updated Prospectus Phone Number	1-800-668-0434
C000222294
Shareholder Report [Line Items]
Fund Name	Janus Henderson AAA CLO ETF
Class Name	ETF
Trading Symbol	JAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson AAA CLO ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson AAA CLO ETF returned 8.09%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 7.80%.

TOP CONTRIBUTORS TO PERFORMANCE

As yields fell on the back of cooling inflation and a more dovish Federal Reserve, the Fund’s slightly longer duration aided returns versus the J.P. Morgan CLOIE AAA Index. Small allocations to AA and A rated CLOs also contributed as investors embraced risk assets amid continued U.S. economic resilience. Strong fundamentals, including the favorable macroeconomic environment and reasonable leverage levels, led to spread tightening within AAA CLOs. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing.

TOP DETRACTORS FROM PERFORMANCE

Security selection within AAA rated CLOs weighed on returns relative to the J.P. Morgan CLOIE AAA Index. Our overweight to the highest-quality CLO managers detracted as lower-rated managers rallied amid the risk-on trade.

Line Graph [Table Text Block]
	Janus Henderson AAA CLO ETF - NAV $11,833	Bloomberg U.S. Aggregate Bond Index - $9,267	J.P. Morgan CLOIE AAA Index - $11,913
Oct 20	10,000	10,000	10,000
Oct 20	9,958	9,954	9,979
Oct 21	10,210	9,906	10,223
Oct 22	10,061	8,353	10,131
Oct 23	10,947	8,383	11,051
Oct 24	11,833	9,267	11,913

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (10/16/20)
Janus Henderson AAA CLO ETF - NAV	8.09%	4.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.87%
J.P. Morgan CLOIE AAA Index	7.80%	4.43%

Performance Inception Date	Oct. 16, 2020
AssetsNet	$ 13,966,000,000
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 18,000,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$13,966
Number of portfolio holdings	394
Total investment advisory fee paid (Millions)	$18
Portfolio turnover rate	51%
Weighted average maturity	4.81 Years
Effective duration	0.25 Years

Holdings [Text Block]
Collateralized Loan Obligations	99.7%
Others	0.3%
AAA	99.03%
Aa	0.62%
A	0.67%
Other	(0.32)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000227173
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Real Estate ETF
Class Name	ETF
Trading Symbol	JRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Real Estate ETF	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson U.S. Real Estate ETF returned 31.69%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the FTSE Nareit Equity REITs Index, returned 36.80%.

TOP CONTRIBUTORS TO PERFORMANCE

Wyndham Hotels and Resorts contributed to returns relative to the FTSE Nareit Equity REITs Index following strong results and signs of inflecting demand for economy and mid-scale hotels, which has been subdued for over a year. U.S. West Coast office landlord Kilroy benefited from improving sentiment driven by declining base rates and credit spreads, which caused some cyclical parts of the property market to outperform.

TOP DETRACTORS FROM PERFORMANCE

Multi-family residential landlord Canadian Apartment Properties detracted, declining sharply after the Canadian government announced immigration cuts to curb population growth. Self-storage company Public Storage and industrial property company Eastgroup also detracted. Eastgroup declined as sentiment towards the industrial sector soured on less visible near-term demand.

Line Graph [Table Text Block]
	Janus Henderson U.S. Real Estate ETF - NAV $10,816	Russell 3000® Index - $13,459	FTSE Nareit Equity REITs Index - $11,242
Jun 21	10,000	10,000	10,000
Oct 21	10,790	10,791	10,740
Oct 22	8,756	9,008	8,752
Oct 23	8,214	9,763	8,218
Oct 24	10,816	13,459	11,242

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (6/22/21)
Janus Henderson U.S. Real Estate ETF - NAV	31.69%	2.36%
Russell 3000® Index	37.86%	9.25%
FTSE Nareit Equity REITs Index	36.80%	3.55%

Performance Inception Date	Jun. 22, 2021
AssetsNet	$ 26,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$26
Number of portfolio holdings	25
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	102%

Holdings [Text Block]
Equinix, Inc.	10.6%
Welltower, Inc.	8.4%
Realty Income Corp.	7.9%
Public Storage	7.8%
Prologis, Inc.	5.4%
Common Stocks	99.2%
Investment Companies	0.8%
Others	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000230327
Shareholder Report [Line Items]
Fund Name	Janus Henderson Corporate Bond ETF
Class Name	ETF
Trading Symbol	JLQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund"), (formerly Janus Henderson Sustainable Corporate Bond ETF), for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Corporate Bond ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Corporate Bond ETF returned 15.45%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the Bloomberg U.S. Corporate Bond Index, returned 13.63%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within corporate investment-grade holdings, particularly within A and BBB rated securities, was the key contributor to returns relative to the Bloomberg U.S. Corporate Bond Index. On an industry basis, security selection within technology and banking contributed. Notable individual issuers included Capital One Financial and Teva Pharmaceuticals. Out-of-index allocations to high-yield corporates, asset-backed securities, and emerging markets high yield contributed further as spreads in risk assets tightened.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve positioning detracted from returns relative to the Bloomberg U.S. Corporate Bond Index; the Fund was underweight duration through the latter half of the year when bond yields rallied. On an industry level, exposure to life insurance and wirelines detracted. Individual issuer detractors included Athene Global Funding and Lloyds Banking Group.

Line Graph [Table Text Block]
	Janus Henderson Corporate Bond ETF - NAV $9,383	Bloomberg U.S. Aggregate Bond Index - $9,284	Bloomberg U.S. Corporate Bond Index - $9,339
Sep 21	10,000	10,000	10,000
Oct 21	9,912	9,925	9,943
Oct 22	8,021	8,368	7,997
Oct 23	8,128	8,398	8,218
Oct 24	9,383	9,284	9,339

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson Corporate Bond ETF - NAV	15.45%	-2.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.33%
Bloomberg U.S. Corporate Bond Index	13.63%	-2.15%

Performance Inception Date	Sep. 08, 2021
AssetsNet	$ 31,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$31
Number of portfolio holdingsFootnote Reference*	183
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	200%
Weighted average maturity	8.76 Years
Effective duration	6.60 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	92.5%
Investment Companies	4.2%
Asset-Backed Securities	2.3%
Investments Purchased with Cash Collateral from Securities Lending	1.8%
Bank Loans	1.7%
Foreign Government Bonds	1.0%
Others	(3.5)%
Aa	2.36%
A	20.13%
Baa	63.92%
Ba	8.81%
B	3.35%
Other	1.43%

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective May 13, 2024, the name of the Fund changed from Janus Henderson Sustainable Corporate Bond ETF to Janus Henderson Corporate Bond ETF, as well as its ticker, investment objective and principal investment strategies. Performance prior to May 13, 2024, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Updated Prospectus Phone Number	1-800-668-0434
C000230326
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Sustainable Equity ETF
Class Name	ETF
Trading Symbol	SSPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Sustainable Equity ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Sustainable Equity ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson U.S. Sustainable Equity ETF returned 32.97%. Its benchmark, the S&P 500® Index, returned 38.02%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection within the information technology and industrials sectors contributed to returns relative to the S&P 500 Index. Notable individual contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results and appears well placed to benefit from continued earnings upgrades. Wabtec enjoyed strong results and raised its full-year guidance.

TOP DETRACTORS FROM PERFORMANCE

Stock selection within the healthcare sector weighed most on results relative to the S&P 500 Index, with healthcare insurer Humana the top individual detractor. Humana reported increasing hospital utilization trends, which led to concerns about lower margins in the future. There was also speculation that Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Line Graph [Table Text Block]
	Janus Henderson U.S. Sustainable Equity ETF - NAV $10,972	S&P 500® Index - $13,265
Sep 21	10,000	10,000
Oct 21	10,152	10,219
Oct 22	7,632	8,726
Oct 23	8,251	9,611
Oct 24	10,972	13,265

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson U.S. Sustainable Equity ETF - NAV	32.97%	2.99%
S&P 500® Index	38.02%	9.40%

Performance Inception Date	Sep. 08, 2021
AssetsNet	$ 8,000,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$8
Number of portfolio holdings	41
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Microsoft Corp.	7.7%
NVIDIA Corp.	6.8%
Progressive Corp. (The)	5.2%
T-Mobile US, Inc.	5.0%
Westinghouse Air Brake Technologies Corp.	4.7%
Common Stocks	97.7%
Investment Companies	2.3%
Others	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000232781
Shareholder Report [Line Items]
Fund Name	Janus Henderson B-BBB CLO ETF
Class Name	ETF
Trading Symbol	JBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson B-BBB CLO ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson B-BBB CLO ETF returned 13.99%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the J.P. Morgan CLO BBB Index, returned 15.43%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s slightly longer duration contributed to returns relative to the J.P. Morgan CLO BBB Index as yields fell on the back of cooling inflation and a more dovish Federal Reserve.

TOP DETRACTORS FROM PERFORMANCE

Strong fundamentals, including the favorable macroeconomic environment and reasonable leverage levels, led to significant spread tightening within BBB CLOs. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing. Security selection within BBB rated CLOs resulted in underperformance relative to the J.P. Morgan CLO BBB Index. An overweight allocation to A rated CLOs also detracted, as did underweight allocations to BB and B CLOs. Our overweight to the higher-quality CLO managers detracted as lower-rated managers rallied amid the period’s risk-on trade.

Line Graph [Table Text Block]
	Janus Henderson B-BBB CLO ETF - NAV $11,913	Bloomberg U.S. Aggregate Bond Index - $9,488	JP Morgan CLO BBB Index - $12,545
Jan 22	10,000	10,000	10,000
Oct 22	9,006	8,552	9,198
Oct 23	10,451	8,583	10,868
Oct 24	11,913	9,488	12,545

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (1/11/22)
Janus Henderson B-BBB CLO ETF - NAV	13.99%	6.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.86%
JP Morgan CLO BBB Index	15.43%	8.42%

Performance Inception Date	Jan. 11, 2022
AssetsNet	$ 1,126,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,700,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$1,126
Number of portfolio holdings	232
Total investment advisory fee paid (Millions)	$2.7
Portfolio turnover rate	90%
Weighted average maturity	6.99 Years
Effective duration	0.30 Years

Holdings [Text Block]
Collateralized Loan Obligations	100.9%
Investment Companies	0.8%
Others	(1.7)%
Baa	98.62%
Ba	1.19%
Other	0.19%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000246278
Shareholder Report [Line Items]
Fund Name	Janus Henderson Securitized Income ETF
Class Name	ETF
Trading Symbol	JSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 8, 2023 (inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Securitized Income ETF	$50	0.48%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Securitized Income ETF returned 9.65%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.66%. Its performance benchmark, the ICE BofA US ABS & CMBS TR, returned 8.48%.

TOP CONTRIBUTORS TO PERFORMANCE

Overall yield curve positioning contributed to returns relative to the ICE BofA US ABS & CMBS TR as the Fund maintained a longer duration position than the benchmark in a period where yields fell. Exposure to asset-backed securities (ABS) contributed on an asset allocation and security selection basis. An underweight allocation to to-be-announced (TBA) mortgage-backed securities (MBS) contributed further, as did allocations to collateralized loan obligations, non-agency mortgages, and commercial mortgage-backed securities (CMBS).

TOP DETRACTORS FROM PERFORMANCE

An out-of-index allocation to agency MBS detracted from returns compared to the ICE BofA US ABS & CMBS TR as the sector underperformed relative to ABS and CMBS. A small cash position also weighed on results as returns on cash lagged risk assets.

Line Graph [Table Text Block]
	Janus Henderson Securitized Income ETF - NAV $10,965	Bloomberg U.S. Aggregate Bond Index $10,766	ICE BofA U.S. ABS & CMBS Index $10,848
Nov 23	10,000	10,000	10,000
Nov 23	10,116	10,180	10,097
Dec 23	10,337	10,570	10,301
Jan 24	10,435	10,541	10,412
Feb 24	10,376	10,392	10,386
Mar 24	10,486	10,488	10,460
Apr 24	10,426	10,223	10,384
May 24	10,574	10,396	10,496
Jun 24	10,656	10,495	10,573
Jul 24	10,826	10,740	10,722
Aug 24	10,943	10,894	10,821
Sep 24	11,074	11,040	10,930
Oct 24	10,965	10,766	10,848

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (11/8/23)
Janus Henderson Securitized Income ETF - NAV	9.65%
Bloomberg U.S. Aggregate Bond Index	7.66%
ICE BofA U.S. ABS & CMBS Index	8.48%

Performance Inception Date	Nov. 08, 2023
AssetsNet	$ 385,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 1,000,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$385
Number of portfolio holdingsFootnote Reference*	327
Total investment advisory fee paid (Millions)	$1
Portfolio turnover rate	94%
Weighted average maturity	3.93 Years
Effective duration	3.60 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	85.0%
Asset-Backed Securities	43.3%
Investment Companies	3.5%
Collateralized Loan Obligations	2.1%
Corporate Bond	0.4%
Others	(34.3)%
AAA	6.96%
Aa	32.58%
A	12.77%
Baa	15.76%
Ba	12.40%
B	3.35%
Other	16.18%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000251866
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Market Debt Hard Currency ETF
Class Name	ETF
Trading Symbol	JEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Market Debt Hard Currency ETF ("Fund") for the period of August 13, 2024 (inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Emerging Market Debt Hard Currency ETF	$11	0.52%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.52%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Emerging Markets Debt Hard Currency ETF returned 2.36%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned -1.03%. Its performance benchmark, the J.P. Morgan EMBI Global Core Index, returned 1.44%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from Fund inception, credit spreads tightened, particularly in the high-yield segment. As a result, our small overweight to credit risk aided returns relative to the J.P. Morgan EMBI Global Core Index. Country allocation and security selection contributed positively with the latter being the most significant. At the country level, overweight allocations to Argentina, Mongolia, Ukraine, and El Salvador were beneficial. Bond picking in Mexico (Pemex), Oman and UAE also aided performance. The Fund utilized futures and forward foreign currency exchange contracts to manage interest rate and credit risk and make investment gains. Overall, the use of derivatives contributed to results.

TOP DETRACTORS FROM PERFORMANCE

Detractors from returns relative to the J.P. Morgan EMBI Global Core Index included an overweight to Mozambique, an underweight to Kenya, and security selection in Zambia.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (8/13/24)
Janus Henderson Emerging Market Debt Hard Currency ETF - NAV	2.36%
Bloomberg Global Aggregate Bond Index	-1.03%
JPM EMBI Global Core Index	1.44%

Performance Inception Date	Aug. 13, 2024
AssetsNet	$ 224,000,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$224
Number of portfolio holdingsFootnote Reference*	221
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	11%
Weighted average maturity	10.57 Years
Effective duration	6.99 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Foreign Government Bonds	87.0%
Corporate Bonds	8.4%
Investment Companies	3.7%
Others	0.9%
Aa	6.69%
A	8.77%
Baa	17.79%
Ba	30.45%
B	18.78%
Caa	11.79%
Ca	1.49%
D	0.83%
Other	3.41%
Saudi Arabia	5.6%
Turkey	5.2%
Mexico	5.0%
Oman	5.0%
Dominican Republic	4.4%

Updated Prospectus Phone Number	1-800-668-0434
C000253667
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of September 17, 2024 (inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Growth Alpha ETF	$4	0.30%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.30%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Mid Cap Growth Alpha ETF returned 3.92%. Its broad-based benchmark, the Russell 3000® Index, returned 1.47%. Its performance benchmark, the Russell Midcap® Growth Index, returned 3.94%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the information technology and energy sectors contributed to returns relative to the Russell Midcap Growth Index for the period since the Fund’s inception. Individual contributors included AppLovin, which has developed an artificial intelligence-assisted mobile marketing platform that helps small- and medium-sized businesses grow their markets. Multichannel used car retailer CarMax, another contributor, reported strong sales and earnings growth that aided the stock performance.

TOP DETRACTORS FROM PERFORMANCE

For the period since the Fund’s inception, stock selection in the financials and utilities sectors detracted relative to the Russell Midcap Growth Index. Among individual holdings, footwear company Crocs was a leading detractor after issuing weak guidance. Solar energy products supplier Enphase Energy also detracted, as the stock fell on worries over slowing exports to Europe.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (9/17/24)
Janus Henderson Mid Cap Growth Alpha ETF - NAV	3.92%
Russell 3000® Index	1.47%
Russell Midcap Growth Index	3.94%

Performance Inception Date	Sep. 17, 2024
AssetsNet	$ 6,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$6
Number of portfolio holdings	96
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	0%

Holdings [Text Block]
AppLovin Corp.	3.3%
Ameriprise Financial, Inc.	2.7%
NU Holdings Ltd.	2.7%
WW Grainger, Inc.	2.4%
Palantir Technologies, Inc.	2.4%
Common Stocks	100.0%
Investment Companies	0.0%
Others	0.0%

Updated Prospectus Phone Number	1-800-668-0434